PIA High Yield (MACS) Fund (Prospectus Summary) | PIA High Yield (MACS) Fund
PIA High Yield (MACS) Fund ("High Yield (MACS) Fund" or "Fund")
Investment Objectives
The High Yield (MACS) Fund's primary objective is to seek a high level of current income.
The Fund's secondary objective is to seek capital growth when that is consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	PIA High Yield (MACS) Fund Managed Account Completion Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PIA High Yield (MACS) Fund Managed Account Completion Shares
Management Fees		none
Distribution and Service (Rule 12b-1) Fees		none
Other Expenses	[1]	1.03%
Acquired Fund Fees and Expenses	[2]	0.03%
Total Annual Fund Operating Expenses		1.06%
Less: Expense Reimbursement		(1.03%)
Net Annual Fund Operating Expenses	[3]	0.03%
[1]	Other expenses are based on estimated Fund expenses for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year.
[3]	Pacific Income Advisers, Inc. (the "Adviser") will not charge a fee for its advisory services to the Fund. However, investors in the Fund are clients of the Adviser and pay the Adviser an advisory fee to manage their assets, which includes assets invested in the Fund. The Adviser has agreed to pay for all operating expenses (excluding AFFE) incurred by the Fund through at least March 30, 2013. This waiver arrangement may be discontinued by the Adviser at any time after March 30, 2013, as long as the Adviser provides Fund shareholders with written notice six months in advance of the discontinuance. The table shows the net expenses of the Fund as 0.03% (without AFFE net expenses would be 0.00%) reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors (as such are defined in the statutory Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the voluntary expense limitation in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
PIA High Yield (MACS) Fund Managed Account Completion Shares	3	234

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets
(plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments, defined as bonds ("junk bonds"), forward commitments, loan participations and assignments, and preferred stocks. High yield instruments are securities rated below investment grade by
Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard
& Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by the Adviser to be of comparable quality.

The remainder of the Fund's assets may be invested in investment grade instruments including bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.

The average portfolio duration of the Fund normally varies within two years
(plus or minus) of the duration of the Barclays Capital U.S. Corporate High
-Yield Index (the "Barclays Index") at any point in time. The Barclays Index had a duration of 4.1 years as of January 31, 2012. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates.

The Fund may invest up to 5% of its net assets in securities denominated in foreign currencies. The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.

The Fund may invest up to 5% of its net assets in derivative instruments, such as options, futures contracts or swap agreements. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may invest up to
30% of its net assets in derivative instruments until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund's principal strategy. A derivative is a financial contract whose value is based on (or "derived from") a traditional security (such as a bond) or a market index. The Fund may invest in derivatives for both bona fide hedging purposes and for speculative purposes. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe. The
Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser's investing philosophy. The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure. Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk. The Adviser may sell an investment as part of its overall investment decision to reposition assets into a more attractive security or to implement a change in maturity and quality to the overall portfolio.
Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.
The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

·   Risks Associated with High Yield Securities. High yield securities (or "junk bonds") entail greater risk of loss of principal because of their greater exposure to credit risk.

·   Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.
    A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund.

·   Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

·   Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including responses to economic and political developments.

·   Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to produce the desired results.

·   Interest Rate Risk. In general, the value of bonds and other instruments falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations.

·   Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

·   Derivatives Risk. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

·   Leverage Risk. Leverage risk is the risk that losses from a derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

·   Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer's underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

·   Foreign Securities and Emerging Markets Risk. The value of the Fund's foreign investments may be adversely affected by changes in the foreign country's exchange rates, political and social instability, changes in economic or taxation policies, decreased illiquidity and increased volatility. Foreign companies may be subject to less regulation than U.S. companies. Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

·   Currency Risk. The Fund is subject to the risk that foreign currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

·   Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

·   New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund's website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.